ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 11 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities are consisted of the following:

	March 31, 2022	September 30, 2022	September 30, 2022
	(RMB)	(RMB)	($)
		(Unaudited)	(Unaudited)
Salaries and social security insurance payable(1)	57,459,273	55,943,773	$7,879,627
Promotion service fee(2)	64,883,477	93,688,809	13,195,979
Taxes other than income tax	1,171,381	3,005,157	423,273
Late fees(3)	9,499,595	9,685,430	1,364,183
Payable for property, plant and equipment	48,774,134	49,128,153	6,919,653
CDC transportation and storage fee	35,023,095	48,656,533	6,853,226
Guarantee deposits(4)	94,528,659	94,733,524	13,343,126
Professional service fee(5)	7,758,448	2,226,221	313,561
Other payable(6)	7,653,291	10,215,721	1,438,874
Total	326,751,353	367,283,321	$51,731,502
(1)	This payable includes primarily unpaid salaries and outstanding social security insurance. During the six months ended September 30, 2022, YS Group paid approximately RMB1.5 million to reduce its payable related to salaries, social security insurance. Salaries and social security insurance payables are consisted of the following:

	March 31, 2022	September 30, 2022	September 30, 2022
	(RMB)	(RMB)	($)
		(Unaudited)	(Unaudited)
Salaries	49,020,045	47,732,121	$6,723,023
Social security insurance	7,732,161	7,535,447	1,061,360
Union Fee	707,067	676,205	95,244
Total	57,459,273	55,943,773	$7,879,627

(2)	Promotion service fee primarily are fees for vaccine promotion, including design and implementation of academic activities, and collection of market information.
(3)	Late fees primarily represent late fees related to corporate income tax, taxes other than income tax, social security insurance and housing reserve fund contributions because YS Group failed to pay the income tax for the period from calendar 2011 to calendar 2013, taxes other than income tax for the period from calendar 2014 to the beginning of calendar 2021 and social security insurance for the period from calendar 2015 to the beginning of calendar 2021. As of June, 2021, YS Group has fully paid the unpaid taxes, including income tax and other taxes other than income tax, as well as the late fees charge of them. During the six months ended September 30, 2022, the late fee is incurred from unpaid social insurance. The late fees consisted of the following:

	March 31, 2022	September 30, 2022	September 30, 2022
	(RMB)	(RMB)	($)
		(Unaudited)	(Unaudited)
Late fee charge of social insurance	9,499,595	9,685,430	1,364,183
Total	9,499,595	9,685,430	$1,364,183

(4)	Guarantee deposits primarily represented refundable deposits paid to YS Group by external service providers as a measurement to guarantee us that external service providers will provide us with high quality and reasonable professional services. Their professional service scope includes conducting market research and analysis, monitoring product clinical information, collecting and reporting adverse events of the product use, providing academic visits and education seminars, assisting product shipment and payment collections. Their services don’t assume inventory risk for the vaccines before they are transferred to the end customers.
(5)	Professional service fees primarily represented service fees from professional advisor.
(6)	Other payable primarily represented employees’ reimbursement and value added tax and the royalty fee to R-Bridge Healthcare Fund, LP. (See note 10)

NOTE 11 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities are consisted of the following:

	As of March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Salaries and social security insurance payable(1)	86,818,418	57,459,273	$9,051,270
Promotion service fee(2)	58,358,838	64,883,477	10,220,768
Taxes other than income tax	1,615,475	1,171,381	184,522
Late fees(3)	93,890,390	9,499,595	1,496,423
Payable for property, plant and equipment	4,730,933	48,774,134	7,683,144
CDC transportation and storage fee	12,087,830	35,023,095	5,517,012
Guarantee deposits(4)	48,732,986	94,528,659	14,890,624
Professional service fee(5)	8,694,317	7,758,448	1,222,149
Other payable(6)	7,821,284	7,653,291	1,205,584
Total	322,750,471	326,751,353	51,471,496
(1)	This payable includes primarily unpaid salaries and outstanding social security insurance. During the fiscal year ended March 31, 2022, YS Group paid approximately RMB29.4 million to reduce its payable related to salaries, social security insurance. During the period from April 1, 2022 to the date of this report, YS Group paid approximately RMB11.1 million to reduce this payables. Salaries and social security insurance payables are consisted of the following:

	As of March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Salaries	46,263,007	49,020,045	7,721,881
Social security insurance	39,926,173	7,732,161	1,218,008
Union Fee	629,238	707,067	111,381
Total	86,818,418	57,459,273	9,051,270
(2)	Promotion service fee primarily represents fees for the vaccine promotion, including design and implementation of academic activities, and collection of market information.
(3)	Late fees primarily represent late fees related to corporate income tax, taxes other than income tax and social security insurance and housing reserve fund contributions due to the fact that YS Group failed to pay the income tax related to the period from calendar year 2011 to calendar year 2013, taxes other than income tax related to the period from calendar year 2014 to the beginning of calendar year 2021 and social security insurance related to the period from calendar year 2015 to the beginning of calendar year 2021. As of June, 2021, YS Group has fully paid the unpaid taxes, including income tax and other taxes other than income tax, as well as the late fees charge of them. In fiscal year 2022, the late fee is incurred from unpaid social insurance. The late fees consisted of the following:

	As of March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Late fee charge of income tax	53,890,577	—	—
Late fee charge of taxes other than income tax	10,635,413	—	—
Late fee charge of social insurance	29,364,400	9,499,595	1,496,423
Total	93,890,390	9,499,595	1,496,423
(4)	Guarantee deposits primarily represented refundable deposits paid to YS Group by external service providers as a measurement to guarantee us that external service providers will provide us with high quality and reasonable professional services. The external service providers’ professional service scope includes conducting market research and analysis, monitoring product clinical information, collecting and reporting adverse events of the product use, providing academic visits and education seminars, assisting product shipment and payment collections. Their services doesn’t assume inventory risk for the vaccines before they are transferred to the end customers.
(5)	Professional service fees primarily represented service fees from consultants and other advisors.
(6)	Other payable primarily represented employees’ reimbursement and value added tax.